Schedule of Investments (unaudited)
December 31, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.96%, 01/15/33(a)(b)	USD	250	$ 250,257
American Express Credit Account Master Trust
Series 2021-1, Class A, 0.90%, 11/15/26		1,385	1,335,095
Series 2022-1, Class A, 2.21%, 03/15/27		1,711	1,655,092
Series 2022-2, Class A, 3.39%, 05/15/27		3,560	3,487,160
Series 2022-3, Class A, 3.75%, 08/15/27		4,341	4,267,018
Series 2023-1, Class A, 4.87%, 05/15/28		1,677	1,689,288
Series 2023-3, Class A, 5.23%, 09/15/28		2,000	2,032,319
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class A3, 0.76%, 08/18/26		810	790,972
Series 2022-1, Class A3, 2.45%, 11/18/26		688	674,324
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, (3-mo. CME Term SOFR + 1.35%), 6.74%, 01/28/31(a)(b)		414	413,518
Atrium XIII, Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.17%, 11/21/30(a)(b)		800	799,044
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27		4,763	4,669,317
Series 2022-A2, Class A2, 5.00%, 04/15/28		822	826,743
Series 2023-A1, Class A1, 4.79%, 05/15/28		2,758	2,767,608
Bain Capital Credit CLO Ltd., Series 2021-5A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.32%, 10/23/34(a)(b)		500	495,170
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 6.68%, 07/20/29(a)(b)		109	109,038
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.78%, 01/20/31(a)(b)		422	422,155
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.73%, 04/30/31(a)(b)		450	450,892
BHG Securitization Trust, Series 2022-B, Class A, 3.75%, 06/18/35(a)		26	26,213
Birch Grove CLO 2 Ltd., Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/19/34(a)(b)		250	248,730
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.39%, 07/25/34(a)(b)		250	247,517
BMW Vehicle Owner Trust
Series 2022-A, Class A3, 3.21%, 08/25/26		2,657	2,619,940
Series 2023-A, Class A3, 5.47%, 02/25/28		629	635,539
Canyon CLO Ltd., Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.36%, 10/15/34(a)(b)		250	248,132
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%, 03/15/27		3,331	3,246,542
Series 2022-A2, Class A, 3.49%, 05/15/27		4,940	4,847,369
Series 2022-A3, Class A, 4.95%, 10/15/27		566	567,539
Series 2023-A1, Class A, 4.42%, 05/15/28		782	778,843
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.66%, 05/17/27		2,053	2,014,518
Carmax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 05/15/28		413	417,406
CarMax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25		330	324,178
Series 2021-2, Class A3, 0.52%, 02/17/26		364	356,147
Series 2022-2, Class A3, 3.49%, 02/16/27		3,175	3,128,128
Series 2022-3, Class A3, 3.97%, 04/15/27		1,390	1,371,502
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/17/31(a)(b)		500	499,654
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3-mo. CME Term SOFR + 1.39%), 6.81%, 01/20/31(a)(b)	USD	875	$ 864,274
Chase Issuance Trust, Series 2023-A1, Class A, 5.16%, 09/15/28		2,790	2,833,149
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		399	402,667
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.87%, 10/22/31(a)(b)		1,000	999,960
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.27%), 6.68%, 04/23/29(a)(b)		310	309,931
CNH Equipment Trust, Series 2022-B, Class A3, 3.89%, 08/16/27		614	603,464
College Ave Student Loans LLC
Series 2021-B, Class A1, (1-mo. CME Term SOFR + 0.91%), 6.27%, 06/25/52(a)(b)		194	187,379
Series 2021-C, Class B, 2.72%, 07/26/55(a)		100	87,650
Series 2023-A, Class A1, (1-mo. CME Term SOFR + 1.90%), 7.26%, 05/25/55(a)(b)		466	468,848
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 02/15/30(a)		118	117,043
Series 2022-1A, Class A, 4.60%, 06/15/32(a)		780	772,208
Series 2022-3A, Class A, 6.57%, 10/15/32(a)		452	456,559
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.90%, 07/15/36(a)(b)		250	250,053
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/15/36(a)(b)		250	249,679
Discover Card Execution Notes Trust
Series 2017-A5, Class A5, (1-mo. CME Term SOFR + 0.71%), 6.08%, 12/15/26(b)		925	926,448
Series 2022-A3, Class A3, 3.56%, 07/15/27		1,205	1,181,247
Series 2023-A1, Class A, 4.31%, 03/15/28		740	734,832
Series 2023-A2, Class A, 4.93%, 06/15/28		1,666	1,678,712
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)		163	160,857
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, (3-mo. CME Term SOFR + 1.28%), 6.68%, 04/15/29(a)(b)		168	167,493
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.36%, 10/15/30(a)(b)		700	698,685
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		71	62,606
ELFI Graduate Loan Program LLC
Series 2022-A, Class A, 4.51%, 08/26/47(a)		479	460,688
Series 2023-A, Class A, 6.37%, 02/04/48(a)		476	487,426
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		972	974,627
Series 2023-2, Class A3, 5.50%, 04/22/30(a)		196	198,187
Series 2023-3, Class A2, 6.40%, 03/20/30(a)		651	665,402
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26(a)		126	124,515
Fairstone Financial Issuance Trust, Series 2020-1A, Class A, 2.51%, 10/20/39(a)	CAD	445	326,778
Ford Credit Auto Owner Trust
Series 2021-A, Class A3, 0.30%, 08/15/25	USD	127	125,621
Series 2022-B, Class A4, 3.93%, 08/15/27		417	409,781
Series 2023-1, Class A, 4.85%, 08/15/35(a)		1,380	1,384,000
Series 2023-2, Class A, 5.28%, 02/15/36(a)		1,125	1,148,983

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust
Series 2023-A, Class A3, 4.65%, 02/15/28	USD	201	$ 200,257
Series 2023-B, Class A3, 5.23%, 05/15/28		224	225,938
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30		907	881,070
Series 2019-4, Class B, 2.64%, 09/15/26		264	257,404
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		1,696	1,699,547
Series 2023-1, Class A2, (SOFR (30-day) + 1.25%), 6.59%, 05/15/28(a)(b)		260	261,737
Series 2023-1, Class B, 5.31%, 05/15/28(a)		280	279,587
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1-mo. CME Term SOFR + 1.33%), 6.69%, 05/16/38(a)(b)		300	293,022
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3-mo. CME Term SOFR + 1.66%), 7.06%, 07/24/30(a)(b)		250	247,246
Generate CLO 2 Ltd., Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.82%, 01/22/31(a)(b)		1,394	1,394,219
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4, 1.51%, 04/17/28		277	259,571
Series 2022-2, Class A3, 3.10%, 02/16/27		931	912,921
Series 2022-2, Class A4, 3.25%, 04/17/28		629	609,676
Series 2022-3, Class A4, 3.71%, 12/16/27		887	866,294
Series 2023-3, Class A3, 5.45%, 06/16/28		1,282	1,301,454
Series 2023-4, Class A3, 5.78%, 08/16/28		1,263	1,295,025
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/36(a)		1,031	1,074,354
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34%, 06/15/28(a)		1,369	1,385,663
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/48(a)		136	101,221
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		122	94,646
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		102	80,821
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		75	65,729
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		468	429,716
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		335	326,879
Series 2023-3C, Class A, 6.50%, 07/20/55(a)		317	325,152
Honda Auto Receivables Owner Trust
Series 2021-1, Class A3, 0.27%, 04/21/25		171	169,220
Series 2023-1, Class A3, 5.04%, 04/21/27		1,050	1,051,313
Series 2023-2, Class A3, 4.93%, 11/15/27		1,483	1,489,947
Series 2023-4, Class A3, 5.67%, 06/21/28		937	956,579
Hyundai Auto Receivables Trust
Series 2021-C, Class A3, 0.74%, 05/15/26		483	470,235
Series 2022-B, Class A3, 3.72%, 11/16/26		507	499,791
Series 2023-A, Class A3, 4.58%, 04/15/27		998	992,396
Series 2023-B, Class A3, 5.48%, 04/17/28		1,424	1,448,074
Series 2023-C, Class A3, 5.54%, 10/16/28		1,127	1,150,376
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.44%, 07/25/34(a)(b)		250	249,953
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 03/15/28		529	533,609
KKR CLO 13 Ltd., Series 13, Class A1R, (3-mo. CME Term SOFR + 1.06%), 6.46%, 01/16/28(a)(b)		15	14,730
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/31(a)		330	296,722
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 08/21/34(a)		173	168,936
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		140	127,419
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95%, 11/15/28		760	781,469
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.10%, 06/20/53(a)	USD	199	$ 201,599
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.38%, 11/15/68(a)(b)		1,173	1,156,263
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		221	211,755
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		89	82,815
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		324	298,825
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		401	365,038
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		566	513,596
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		788	706,611
Series 2021-A, Class A, 0.84%, 05/15/69(a)		68	59,561
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		417	363,036
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		943	900,409
Navient Student Loan Trust, Series 2023-BA, Class A1B, (SOFR (30-day) + 1.70%), 7.04%, 03/15/72(a)(b)		346	346,663
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 08/25/28(a)		167	168,612
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		579	524,582
Series 2021-CA, Class AFL, (1-mo. CME Term SOFR + 0.85%), 6.21%, 04/20/62(a)(b)		425	417,639
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.58%, 10/15/29(a)(b)		379	378,861
Nissan Auto Receivables Owner Trust
Series 2023-A, Class A3, 4.91%, 11/15/27		2,002	2,002,648
Series 2023-B, Class A3, 5.93%, 03/15/28		512	524,417
OCP CLO Ltd., Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.38%, 10/20/34(a)(b)		250	249,329
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/15/34(a)(b)		300	296,860
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.63%, 04/15/31(a)(b)		413	412,105
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class A, 0.87%, 07/14/28(a)		1,737	1,666,966
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		572	535,081
Series 2022-S1, Class A, 4.13%, 05/14/35(a)		689	670,974
Series 2023-1A, Class A, 5.50%, 06/14/38(a)		875	885,345
Series 2023-2A, Class A2, (SOFR (30-day) + 1.50%), 6.84%, 09/15/36(a)(b)		857	861,024
OZLM XXII Ltd., Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.16%, 01/17/31(a)(b)		250	247,909
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A, 3.60%, 10/25/40(a)		495	452,794
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.79%, 01/17/31(a)(b)		811	811,825
Series 2018-2A, Class A1A, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/16/31(a)(b)		232	231,652
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.48%, 07/20/29(a)(b)		617	615,650
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.68%, 10/20/31(a)(b)		750	749,175
PFS Financing Corp.
Series 2020-G, Class A, 0.97%, 02/15/26(a)		370	367,830

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
PFS Financing Corp.
Series 2021-A, Class A, 0.71%, 04/15/26(a)	USD	230	$ 226,461
Series 2022-D, Class A, 4.27%, 08/15/27(a)		706	693,354
Series 2023-A, Class A, 5.80%, 03/15/28(a)		1,030	1,044,590
Series 2023-C, Class A, 5.52%, 10/15/28(a)		432	436,735
Pikes Peak CLO 8, Series 2021-8A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.43%, 07/20/34(a)(b)		250	249,653
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 09/22/28(a)		1,080	1,078,363
Series 2023-2A, Class A3, 5.79%, 01/22/29(a)		517	528,101
Prodigy Finance DAC, Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 6.72%, 07/25/51(a)(b)		63	62,675
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		520	451,075
RAD CLO 1 Ltd., Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.24%), 6.64%, 07/15/31(a)(b)		460	459,100
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 03/17/31(a)		113	108,235
Series 2021-2, Class A, 1.90%, 08/15/33(a)		421	372,434
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		140	141,289
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3, 3.40%, 12/15/26		525	520,534
Series 2023-5, Class A3, 6.02%, 09/15/28		896	909,001
SLM Student Loan Trust, Series 2013-4, Class A, (SOFR (30-day) + 0.66%), 6.00%, 06/25/27(b)		157	154,452
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1-mo. CME Term SOFR + 1.61%), 6.98%, 05/15/31(a)(b)		154	154,648
Series 2016-B, Class A2B, (1-mo. CME Term SOFR + 1.56%), 6.93%, 02/17/32(a)(b)		196	195,883
Series 2017-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.38%, 09/15/34(a)(b)		563	560,931
Series 2019-B, Class A2B, (1-mo. CME Term SOFR + 1.11%), 6.48%, 06/15/37(a)(b)		662	655,654
Series 2021-A, Class A2A1, (1-mo. CME Term SOFR + 0.84%), 6.21%, 01/15/53(a)(b)		820	805,842
Series 2021-A, Class APL, (1-mo. CME Term SOFR + 0.84%), 6.21%, 01/15/53(a)(b)		963	945,268
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		659	608,611
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		699	666,299
Series 2023-B, Class A1B, (SOFR (30-day) + 1.80%), 7.14%, 10/16/56(a)(b)		744	753,146
Series 2023-C, Class A1A, 5.67%, 11/15/52(a)		167	167,447
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		199	185,463
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		270	245,798
SPLT, Series 23-1, Class A, 6.00%, 11/12/30(a)(c)		350	351,312
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 06/25/36(a)		1,589	1,603,141
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A4, 0.57%, 10/15/25		1,817	1,791,500
Series 2022-B, Class A3, 2.93%, 09/15/26		1,241	1,216,253
Series 2022-B, Class A4, 3.11%, 08/16/27		573	551,747
Series 2023-B, Class A3, 4.71%, 02/15/28		999	997,468
Series 2023-C, Class A3, 5.16%, 04/17/28		340	342,403
Series 2023-D, Class A3, 5.54%, 08/15/28		1,034	1,054,176
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/26		812	790,663
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd., Series 2018-3A, Class A1A, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/15/31(a)(b)	USD	1,000	$ 999,590
Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 6.88%, 10/24/34(a)(b)		400	398,116
Total Asset-Backed Securities — 34.3% (Cost: $137,539,200)			136,257,437
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The), 2.20%, 02/04/26		1,470	1,388,984
L3Harris Technologies, Inc.
5.40%, 01/15/27		942	961,545
4.40%, 06/15/28		218	215,474
Lockheed Martin Corp., 5.10%, 11/15/27		299	308,610
RTX Corp.
2.65%, 11/01/26		38	35,959
5.75%, 01/15/29		315	329,254
			3,239,826
Automobiles — 0.4%
Daimler Truck Finance North America LLC, 2.00%, 12/14/26(a)		150	137,986
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(a)		149	157,199
Nissan Motor Co. Ltd., 4.35%, 09/17/27(a)		300	286,974
Traton Finance Luxembourg SA
0.00%, 06/14/24(d)(e)	EUR	500	541,842
4.13%, 11/22/25(d)		100	111,215
Volkswagen Bank GmbH, 4.25%, 01/07/26(d)		300	334,987
			1,570,203
Banks — 4.4%
Bank of America Corp.
0.98%, 09/25/25	USD	1,530	1,476,654
1.53%, 12/06/25		1,188	1,142,082
1.32%, 06/19/26		917	863,017
1.20%, 10/24/26		163	151,355
5.08%, 01/20/27		700	698,458
5.82%, 09/15/29		661	682,333
Barclays PLC
3.93%, 05/07/25		800	794,446
6.49%, 09/13/29		200	208,234
Citigroup, Inc.
3.11%, 04/08/26		507	492,759
3.40%, 05/01/26		1,109	1,070,123
5.61%, 09/29/26		233	234,697
1.12%, 01/28/27		100	91,880
1.46%, 06/09/27		490	448,419
3.89%, 01/10/28		245	236,912
HSBC Holdings PLC
2.25%, 11/22/27		865	793,958
4.58%, 06/19/29		200	193,921
JPMorgan Chase & Co.
3.96%, 01/29/27		97	94,752
1.58%, 04/22/27		238	219,632
3.78%, 02/01/28		391	377,659
5.30%, 07/24/29		1,174	1,191,271
6.09%, 10/23/29		820	862,159
NatWest Group PLC, 7.47%, 11/10/26		433	448,075
Toronto-Dominion Bank (The), 5.52%, 07/17/28		422	434,466
Truist Financial Corp., 6.05%, 06/08/27		1,032	1,050,177

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
5.57%, 07/25/29	USD	1,807	$ 1,845,070
6.30%, 10/23/29		325	342,525
Westpac Banking Corp., 4.18%, 05/22/28(a)		1,205	1,186,035
			17,631,069
Biotechnology — 0.2%
Amgen, Inc., 5.15%, 03/02/28		689	705,364
Building Products — 0.1%
Carrier Global Corp., 4.38%, 05/29/25(d)	EUR	500	556,722
Capital Markets — 2.5%
Charles Schwab Corp. (The), 5.88%, 08/24/26	USD	547	561,028
Credit Suisse AG
0.50%, 02/02/24		1,200	1,194,677
5.00%, 07/09/27		491	491,104
7.50%, 02/15/28		500	547,603
Deutsche Bank AG
1.45%, 04/01/25		518	511,752
2.13%, 11/24/26		150	140,598
5.37%, 09/09/27		150	152,110
6.82%, 11/20/29		150	157,927
Goldman Sachs Group, Inc. (The)
3.85%, 01/26/27		121	117,674
2.64%, 02/24/28		565	523,760
4.00%, 09/21/29(d)	EUR	148	168,574
6.48%, 10/24/29	USD	845	896,585
Morgan Stanley
2.48%, 01/21/28		871	808,446
4.21%, 04/20/28		160	156,387
5.16%, 04/20/29		1,405	1,413,031
6.41%, 11/01/29		215	227,854
UBS Group AG
1.25%, 09/01/26(d)	EUR	200	209,773
4.70%, 08/05/27(a)	USD	1,100	1,084,348
6.25%, 09/22/29(a)		470	490,280
			9,853,511
Chemicals — 0.1%
LYB International Finance III LLC, 1.25%, 10/01/25		203	189,611
Consumer Finance — 1.7%
American Express Co.
2.55%, 03/04/27		1,182	1,107,319
5.39%, 07/28/27		171	172,963
Capital One Financial Corp.
3.30%, 10/30/24		258	253,712
4.17%, 05/09/25		700	694,716
4.99%, 07/24/26		300	296,534
6.31%, 06/08/29		558	572,458
Ford Motor Credit Co. LLC
5.58%, 03/18/24		300	299,590
6.95%, 06/10/26		669	686,276
7.35%, 11/04/27		670	706,548
General Motors Financial Co., Inc.
6.05%, 10/10/25		500	505,692
2.35%, 02/26/27		340	312,977
Hyundai Capital America
5.50%, 03/30/26(a)		268	269,391
1.65%, 09/17/26(a)		415	377,154
Synchrony Financial, 4.38%, 03/19/24		293	291,952
Volkswagen Leasing GmbH, 1.63%, 08/15/25(d)	EUR	105	112,506
			6,659,788
Security		Par (000)	Value
Consumer Staples Distribution & Retail — 0.0%
7-Eleven, Inc., 0.95%, 02/10/26(a)	USD	125	$ 115,528
Containers & Packaging — 0.1%
Sonoco Products Co., 2.25%, 02/01/27		325	299,302
Diversified REITs — 1.3%
American Tower Corp., 0.45%, 01/15/27	EUR	290	292,754
Crown Castle, Inc., 1.05%, 07/15/26	USD	618	557,551
Equinix, Inc.
1.25%, 07/15/25		150	141,104
1.45%, 05/15/26		125	115,482
2.90%, 11/18/26		672	638,173
1.80%, 07/15/27		600	543,142
VICI Properties LP, 4.38%, 05/15/25		2,479	2,436,207
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(a)		538	528,451
			5,252,864
Diversified Telecommunication Services — 0.4%
AT&T Inc., 3.55%, 11/18/25	EUR	440	488,307
British Telecommunications PLC, 4.25%, 01/06/33(d)		100	116,246
NTT Finance Corp.
4.37%, 07/27/27(a)	USD	275	272,325
1.59%, 04/03/28(a)		200	176,542
Verizon Communications, Inc., 4.33%, 09/21/28		630	623,232
			1,676,652
Electric Utilities — 1.5%
Duke Energy Corp., 2.65%, 09/01/26		222	210,654
Edison International
3.55%, 11/15/24		123	120,752
4.70%, 08/15/25		860	849,344
Electricite de France SA, 3.75%, 06/05/27(d)	EUR	200	225,094
Eversource Energy
4.75%, 05/15/26	USD	285	283,484
2.90%, 03/01/27		353	334,178
5.45%, 03/01/28		245	251,814
Exelon Corp.
2.75%, 03/15/27		387	364,461
5.15%, 03/15/28		169	171,778
Florida Power & Light Co.
5.05%, 04/01/28		395	403,752
4.40%, 05/15/28		188	188,300
National Grid Electricity Transmission PLC, 0.19%, 01/20/25(d)	EUR	295	314,042
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	USD	550	505,811
1.90%, 06/15/28		112	99,386
Pacific Gas & Electric Co., 3.45%, 07/01/25		255	246,787
San Diego Gas & Electric Co., 4.95%, 08/15/28		758	773,536
Southern California Edison Co., 5.65%, 10/01/28		110	114,649
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		320	308,929
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28		293	284,143
			6,050,894
Electrical Equipment — 0.1%
Otis Worldwide Corp., 5.25%, 08/16/28		203	208,638
Energy Equipment & Services — 0.0%
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25		198	187,690

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	USD	210	$ 194,443
5.75%, 06/06/28		150	153,516
Fidelity National Information Services, Inc.
4.50%, 07/15/25		734	726,564
1.15%, 03/01/26		992	916,565
4.70%, 07/15/27		203	202,986
Nasdaq, Inc., 5.35%, 06/28/28		355	365,631
National Rural Utilities Cooperative Finance Corp., 5.05%, 09/15/28		364	373,446
			2,933,151
Food Products — 0.0%
General Mills, Inc., 5.24%, 11/18/25		109	108,782
Ground Transportation — 1.1%
Canadian Pacific Railway Co.
1.35%, 12/02/24		1,398	1,347,843
4.00%, 06/01/28		114	111,253
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25(a)		632	585,952
5.75%, 05/24/26(a)		241	242,908
Ryder System, Inc.
3.65%, 03/18/24		1,300	1,293,695
2.85%, 03/01/27		370	347,824
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)		200	181,495
2.30%, 06/15/28(a)		200	175,705
			4,286,675
Health Care Equipment & Supplies — 0.1%
Sartorius Finance BV, 4.25%, 09/14/26(d)	EUR	300	338,560
Health Care Providers & Services — 0.9%
CVS Health Corp., 1.30%, 08/21/27	USD	355	315,294
Elevance Health, Inc., 5.35%, 10/15/25		681	685,759
HCA, Inc.
5.25%, 04/15/25		831	830,035
5.25%, 06/15/26		395	396,926
5.38%, 09/01/26		1,022	1,026,692
3.13%, 03/15/27		123	116,596
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	105,888
UnitedHealth Group, Inc., 4.25%, 01/15/29		222	221,637
			3,698,827
Health Care REITs — 0.0%
Healthpeak OP LLC, 1.35%, 02/01/27		100	89,719
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 3.63%, 11/28/27(d)	EUR	340	383,244
Household Durables — 0.1%
DR Horton, Inc., 1.30%, 10/15/26	USD	245	223,360
Household Products — 0.1%
Reckitt Benckiser Treasury Services PLC, 3.63%, 09/14/28(d)	EUR	200	228,304
Industrial Conglomerates — 0.1%
Honeywell International, Inc.
1.35%, 06/01/25	USD	123	117,422
Series 4Y, 3.50%, 05/17/27	EUR	150	168,156
			285,578
Insurance — 0.0%
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	USD	194	183,264
Security		Par (000)	Value
IT Services — 0.5%
Fiserv, Inc., 5.45%, 03/02/28	USD	600	$ 617,913
Global Payments, Inc.
1.20%, 03/01/26		282	259,075
4.80%, 04/01/26		644	638,385
2.15%, 01/15/27		580	533,946
			2,049,319
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26		65	66,451
4.20%, 03/15/28		813	780,910
2.25%, 01/15/29		332	288,066
Informa PLC, 2.13%, 10/06/25(d)	EUR	437	468,561
			1,603,988
Metals & Mining — 0.2%
Glencore Funding LLC, 6.13%, 10/06/28(a)	USD	913	956,469
Multi-Utilities — 0.8%
Engie SA, 3.63%, 12/06/26(d)	EUR	300	335,832
National Grid North America, Inc., 4.15%, 09/12/27(d)		290	328,850
NiSource, Inc., 5.25%, 03/30/28	USD	719	733,104
ONE Gas, Inc., 1.10%, 03/11/24		702	695,772
Sempra, 3.30%, 04/01/25		293	285,856
WEC Energy Group, Inc., 4.75%, 01/09/26		787	783,909
			3,163,323
Oil, Gas & Consumable Fuels — 3.5%
Diamondback Energy, Inc., 3.50%, 12/01/29		493	457,859
Enbridge, Inc., 2.50%, 02/14/25		1,177	1,141,345
Energy Transfer LP
4.50%, 04/15/24		500	498,128
2.90%, 05/15/25		910	881,741
6.10%, 12/01/28		827	870,332
Eni SpA, 3.63%, 05/19/27(d)	EUR	240	268,873
Enterprise Products Operating LLC, 4.15%, 10/16/28	USD	700	691,124
EQT Corp., 5.00%, 01/15/29		50	49,531
Kinder Morgan, Inc., 4.30%, 06/01/25		657	648,661
Marathon Petroleum Corp., 4.70%, 05/01/25		235	233,407
MPLX LP, 1.75%, 03/01/26		886	828,794
Occidental Petroleum Corp.
5.55%, 03/15/26		403	405,914
8.50%, 07/15/27		300	327,232
6.38%, 09/01/28		220	231,181
ONEOK, Inc.
5.55%, 11/01/26		490	498,622
5.65%, 11/01/28		412	426,501
Pioneer Natural Resources Co.
1.13%, 01/15/26		310	287,750
5.10%, 03/29/26		402	404,930
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		100	99,942
5.63%, 03/01/25		1,691	1,694,236
5.00%, 03/15/27		101	101,436
Targa Resources Corp.
5.20%, 07/01/27		527	529,530
6.15%, 03/01/29		230	240,510
Western Midstream Operating LP, 6.35%, 01/15/29		195	203,660
Williams Cos., Inc. (The)
5.40%, 03/02/26		1,389	1,402,879
5.30%, 08/15/28		485	496,423
			13,920,541

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals — 0.3%
Bayer AG
4.00%, 08/26/26(d)	EUR	280	$ 313,396
0.75%, 01/06/27(d)		200	204,895
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	USD	479	478,753
			997,044
Professional Services — 0.1%
Teleperformance SE, 5.25%, 11/22/28(d)	EUR	200	230,892
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	USD	1,099	1,072,521
3.50%, 01/15/28		123	117,957
NXP BV/NXP Funding LLC, 4.88%, 03/01/24		1,800	1,788,966
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.70%, 05/01/25		655	631,197
			3,610,641
Software — 1.0%
Oracle Corp.
1.65%, 03/25/26		1,563	1,458,086
2.65%, 07/15/26		983	932,056
VMware LLC, 1.40%, 08/15/26		1,585	1,449,773
Workday, Inc., 3.50%, 04/01/27		278	268,981
			4,108,896
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/26		502	480,873
3.55%, 07/15/27		6	5,753
5.50%, 03/15/28		540	551,933
			1,038,559
Specialty Retail — 0.2%
Lowe’s Cos., Inc., 1.70%, 09/15/28		711	628,849
Tobacco — 1.0%
Altria Group, Inc.
2.35%, 05/06/25		237	228,564
6.20%, 11/01/28		879	921,852
BAT Capital Corp.
3.22%, 08/15/24		260	255,764
2.79%, 09/06/24		700	685,723
3.56%, 08/15/27		199	189,908
BAT International Finance PLC, 5.93%, 02/02/29		692	718,999
Philip Morris International, Inc.
5.13%, 11/15/24		474	473,331
4.88%, 02/13/26		241	241,843
5.13%, 11/17/27		114	116,031
			3,832,015
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/15/26		285	262,146
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., 3.20%, 03/15/27		825	787,466
Sprint LLC
7.13%, 06/15/24		460	461,995
7.63%, 03/01/26		204	213,123
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(a)		125	123,917
T-Mobile U.S.A., Inc.
1.50%, 02/15/26		224	208,574
2.25%, 02/15/26		769	728,689
2.63%, 04/15/26		585	556,414
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile U.S.A., Inc.
3.75%, 04/15/27	USD	343	$ 332,685
2.05%, 02/15/28		290	261,664
			3,674,527
Total Corporate Bonds — 27.0% (Cost: $106,240,747)			107,034,335
Foreign Agency Obligations
Canada — 0.4%
CPPIB Capital, Inc., 0.50%, 09/16/24(a)		1,480	1,432,268
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.88%, 04/16/24(a)		220	217,516
Total Foreign Agency Obligations — 0.4% (Cost: $1,698,977)			1,649,784
Foreign Government Obligations
Canada — 0.2%
Ontario Teachers’ Finance Trust, 4.25%, 04/25/28(a)		965	961,187
Uruguay — 0.0%
Republic of Uruguay, 4.38%, 01/23/31		0(f)	3
Total Foreign Government Obligations — 0.2% (Cost: $964,066)			961,190
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.3%
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		134	123,861
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		292	266,172
Series 2023-6, Class A1, 6.50%, 12/25/67(a)(g)		196	196,899
Arroyo Mortgage Trust, Series 2022-2, Class A1, 4.95%, 07/25/57(a)(g)		255	252,104
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1, 6.60%, 09/25/63(a)(g)		428	433,118
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		151	132,876
COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)		127	119,439
Credit Suisse Mortgage Capital Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)		274	255,785
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, (1-mo. CME Term SOFR + 0.96%), 6.00%, 03/25/50(a)(b)		418	391,312
Series 2021-12, Class A19, 5.00%, 11/25/51(a)(b)		639	621,169
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		227	197,440
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)		518	423,777
Homeward Opportunities Fund I Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(a)(g)		184	181,134
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		215	205,250
Series 2016-2, Class A1, 7.07%, 06/25/46(a)(b)		55	52,279
Series 2021-7, Class A3, 2.50%, 11/25/51(a)(b)		1,003	820,658
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		367	312,051
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		387	363,947
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		428	365,191

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MFA Trust
Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)	USD	280	$ 236,046
Series 2023-INV2, Class A1, 6.78%, 10/25/58(a)(g)		158	159,919
Series 2023-NQM3, Class A1, 6.62%, 07/25/68(a)(g)		470	474,613
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 2.75%, 01/25/61(a)(b)		165	161,437
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		323	301,923
OBX Trust
Series 2020-EXP3, Class 2A1B, (1-mo. CME Term SOFR + 1.01%), 6.37%, 01/25/60(a)(b)		940	921,729
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		193	165,227
Series 2023-NQM6, Class A1, 6.52%, 07/25/63(a)(g)		568	573,611
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		327	272,374
Series 2023-AFC3, Class A1, 6.58%, 09/25/58(a)(g)		505	512,404
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		445	379,188
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(g)		147	146,848
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		165	153,492
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.45%, 10/25/53(a)(b)		680	674,987
Series 2018-1, Class A1, 3.00%, 01/25/58(a)(b)		267	259,323
Series 2018-2, Class A1, 3.25%, 03/25/58(a)(b)		719	696,260
Series 2018-6, Class A1A, 3.75%, 03/25/58(a)(b)		717	700,768
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67(a)(g)		150	134,513
Series 2022-2, Class A1, 4.26%, 02/25/67(a)(g)		245	225,721
Series 2022-3, Class A1, 4.13%, 02/25/67(a)(g)		363	338,163
			13,203,008
Commercial Mortgage-Backed Securities — 6.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 6.54%, 09/15/34(a)(b)		600	576,305
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 6.63%, 04/15/34(a)(b)		420	377,263
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class ASB, 2.58%, 05/15/53(a)		500	464,503
BANK5, Series 2023-5YR3, Class A3, 6.72%, 09/15/56(b)		550	586,100
Barclays Commercial Mortgage Trust
Series 2019-C3, Class B, 4.10%, 05/15/52		400	345,565
Series 2019-C5, Class ASB, 2.99%, 11/15/52		250	236,616
BBCMS Mortgage Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/56(b)		555	591,887
Series 2023-C19, Class A2B, 5.75%, 04/15/56		420	428,668
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.23%, 04/15/36(a)(b)		1,000	980,552
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51		850	814,077
Series 2022-B34, Class AM, 3.83%, 04/15/55(b)		265	220,249
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1-mo. CME Term SOFR + 1.03%), 6.40%, 10/15/36(a)(b)		265	264,757
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 6.38%, 02/15/39(a)(b)		243	238,603
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 7.12%, 12/09/40(a)(b)		480	480,297
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2018-BILT, Class D, (1-mo. CME Term SOFR + 2.07%), 7.43%, 05/15/30(a)(b)	USD	270	$ 266,252
Series 2022-IND, Class A, (1-mo. CME Term SOFR + 1.49%), 6.85%, 04/15/37(a)(b)		696	690,500
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 8.05%, 05/15/38(a)(b)		460	460,864
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	482,585
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	489,476
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.98%, 09/15/38(a)(b)		450	452,255
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	771,254
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5, 3.86%, 05/10/47		761	757,014
Series 2018-B2, Class A4, 4.01%, 03/10/51		535	509,125
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 7.95%, 08/15/36(a)(b)		300	297,590
Commercial Mortgage Trust
Series 2013-CR8, Class B, 3.60%, 06/10/46(a)(b)		280	258,496
Series 2014-CR16, Class A4, 4.05%, 04/10/47		1,000	992,114
Series 2014-LC15, Class A4, 4.01%, 04/10/47		655	653,767
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		398	397,700
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		177	175,404
Series 2015-CR24, Class B, 4.35%, 08/10/48(b)		500	468,329
Series 2015-LC23, Class A4, 3.77%, 10/10/48		550	530,391
Credit Suisse Mortgage Capital Trust, Series 2021-980M, Class C, 3.20%, 07/15/31(a)		170	149,321
Credit Suisse Mortgage Trust, Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 8.51%, 09/09/24(a)(b)		280	282,983
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	866,482
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.61%, 04/25/48(a)(b)		290	282,926
GS Mortgage Securities Trust
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		209	206,614
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.56%, 08/15/39(a)(b)		760	761,866
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.45%, 03/15/28(a)(b)		410	408,458
Series 2023-FUN, Class B, (1-mo. CME Term SOFR + 2.79%), 8.15%, 03/15/28(a)(b)		415	412,919
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.61%, 10/15/39(a)(b)		500	498,203
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		500	493,476
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		366	358,922
Series 2015-C28, Class ASB, 3.04%, 10/15/48		337	330,725
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP6, Class A3, 3.11%, 07/15/50		414	390,745
Series 2019-BKWD, Class A, (1-mo. CME Term SOFR + 1.61%), 6.98%, 09/15/29(a)(b)		164	151,073
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.54%, 09/15/39(a)(b)		180	180,394
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		100	58,500

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.64%, 12/15/36(a)(b)	USD	200	$ 199,874
Life Mortgage Trust, Series 2021-BMR, Class A, (1-mo. CME Term SOFR + 0.81%), 6.18%, 03/15/38(a)(b)		531	519,127
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 8.05%, 08/15/40(a)(b)		183	184,724
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4, 3.37%, 10/15/48		330	319,250
Series 2016-C30, Class ASB, 2.73%, 09/15/49		123	119,466
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(b)		250	269,248
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.45%, 10/15/28(a)(b)		109	108,850
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,119	1,056,586
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.55%, 05/15/37(a)(b)		270	268,389
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		341	336,193
Series 2015-C26, Class B, 3.78%, 02/15/48		515	483,658
Series 2015-C27, Class A5, 3.45%, 02/15/48		495	478,511
Series 2016-LC24, Class A3, 2.68%, 10/15/49		809	762,312
Series 2021-C60, Class ASB, 2.13%, 08/15/54		834	737,733
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.05%, 03/15/47		44	44,256
			26,980,342
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.70%, 09/15/48(b)		4,225	39,589
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 0.84%, 05/10/48(b)		1,821	15,149
Series 2015-LC21, Class XA, 0.63%, 07/10/48(b)		4,307	29,100
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.86%, 01/15/49(b)		597	18,513
			102,351
Total Non-Agency Mortgage-Backed Securities — 10.1% (Cost: $41,917,670)			40,285,701
Preferred Securities
Capital Trusts — 0.1%
Electric Utilities — 0.1%
Southern Co. (The), 4.48%, 08/01/24(g)		571	566,263
U.S. Government Sponsored Agency Securities
Agency Obligations — 5.0%
Fannie Mae
0.54%, 10/27/25		4,500	4,188,625
0.74%, 08/25/27		1,000	885,139
0.81%, 09/25/28		1,000	858,912
Federal Farm Credit Banks Funding Corp.
2.25%, 08/15/29		1,000	900,387
2.17%, 10/29/29		700	624,953
1.30%, 02/03/31		770	626,932
1.68%, 09/17/35		2,080	1,529,674
Federal Home Loan Banks
0.60%, 12/30/26		1,000	895,569
2.06%, 09/27/29		1,000	888,687
Security		Par (000)	Value
Agency Obligations (continued)
Federal Home Loan Banks
2.18%, 11/06/29	USD	700	$ 624,761
Freddie Mac
5.68%, 04/03/25		1,160	1,160,016
4.20%, 08/28/25		1,300	1,286,530
0.60%, 09/30/25		3,000	2,806,617
0.65%, 05/28/26		1,000	916,122
0.90%, 10/13/27		2,000	1,775,267
			19,968,191
Collateralized Mortgage Obligations — 1.4%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		102	99,433
Series 2019-73, Class P, 3.00%, 03/25/48		491	462,774
Series 2020-79, Class JA, 1.50%, 11/25/50		461	402,003
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		50	48,914
Series 3986, Class M, 4.50%, 09/15/41		9	8,745
Series 4274, Class PN, 3.50%, 10/15/35		66	64,056
Series 4390, Class CA, 3.50%, 06/15/50		46	45,013
Series 4459, Class BN, 3.00%, 08/15/43		271	247,429
Series 4482, Class DH, 3.00%, 06/15/42		28	27,996
Series 4494, Class KA, 3.75%, 10/15/42		77	75,030
Series 4752, Class PL, 3.00%, 09/15/46		321	301,855
Series 4777, Class CB, 3.50%, 10/15/45		258	248,702
Series 4941, Class MB, 3.00%, 07/25/49		279	247,797
Series 5000, Class MA, 2.00%, 06/25/44		226	203,912
Series 5006, Class KA, 2.00%, 06/25/45		643	574,379
Series 5105, Class LA, 1.50%, 04/15/44		1,760	1,663,184
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		406	373,208
Series 2020-127, Class LP, 1.50%, 06/20/50		405	321,314
			5,415,744
Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2014-M9, Class A2, 3.10%, 07/25/24(b)		1,197	1,179,383
Mortgage-Backed Securities — 9.0%
Fannie Mae, Series 2022-65, Class FB, (SOFR (30-day) + 0.80%), 6.00%, 09/25/52(b)		3,619	3,499,756
Fannie Mae Mortgage-Backed Securities
1.50%, 07/01/31		1,327	1,218,644
2.50%, 12/01/27 - 12/01/36		1,531	1,433,473
3.00%, 09/01/30 - 09/01/35		7,372	7,028,455
3.03%, 12/01/27		1,269	1,198,799
3.50%, 05/01/37		648	636,168
4.00%, 03/01/32 - 08/01/49		9,557	9,302,141
4.50%, 09/01/26 - 01/01/48		2,297	2,279,701
5.00%, 07/01/25 - 06/01/39		1,217	1,236,630
5.50%, 05/01/38		204	209,701
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.59%), 2.94%, 06/01/45(b)		126	124,207
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.60%), 5.19%, 07/01/44(b)		122	124,668
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.70%), 5.55%, 07/01/43(b)		204	209,731
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27 - 03/01/37		571	533,259
3.00%, 12/01/31 - 02/01/36		879	834,252
3.50%, 04/01/32 - 11/01/38		1,237	1,204,122
4.00%, 09/01/33 - 06/01/37		1,306	1,292,939
4.50%, 03/01/49 - 01/01/50		2,835	2,811,173

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 3.34%, 05/01/45(b)	USD	314	$ 308,615
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 4.40%, 03/01/45(b)		112	112,875
			35,599,309
Total U.S. Government Sponsored Agency Securities — 15.7% (Cost: $64,408,444)			62,162,627
U.S. Treasury Obligations
U.S. Treasury Notes
5.00%, 08/31/25		8,000	8,073,750
4.00%, 02/15/26		11,250	11,198,584
Total U.S. Treasury Obligations — 4.9% (Cost: $19,127,995)			19,272,334
Total Long-Term Investments — 92.7% (Cost: $372,468,800)			368,189,671
Short-Term Securities
Commercial Paper — 0.7%
HSBC U.S.A., Inc., 6.46%, 08/22/24(h)		1,500	1,446,313
Societe Generale SA, 5.71%, 03/06/24(h)		1,200	1,187,550
			2,633,863
Shares
Money Market Funds — 1.5%
Dreyfus Treasury Securities Cash Management, Institutional Class, 5.25%(i)	6,080,787	6,080,787
Security		Par (000)	Value
U.S. Treasury Obligations(h) — 4.5%
U.S. Treasury Bills
5.33%, 03/12/24	USD	8,000	$ 7,919,142
5.17%, 03/21/24		2,000	1,977,214
5.17%, 06/27/24		8,155	7,952,786
			17,849,142
Total Short-Term Securities — 6.7% (Cost: $26,556,810)			26,563,792
Total Investments — 99.4% (Cost: $399,025,610)			394,753,463
Other Assets Less Liabilities — 0.6%			2,333,903
Net Assets — 100.0%			$ 397,087,366
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Zero-coupon bond.
(f)	Rounds to less than 1,000.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Rates are discount rates or a range of discount rates as of period end.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	622	03/28/24	$ 128,079	$ 1,169,762
Short Contracts
Euro-Bobl	20	03/07/24	2,634	(34,461)
Euro-Bund	1	03/07/24	151	(3,975)
Euro-Schatz	13	03/07/24	1,529	(10,705)
U.S. Treasury Bonds (30 Year)	40	03/19/24	4,998	(362,871)
U.S. Treasury Notes (10 Year)	87	03/19/24	9,821	(176,653)
U.S. Ultra Treasury Bonds	3	03/19/24	401	(36,002)
U.S. Ultra Treasury Notes (10 Year)	66	03/19/24	7,789	(345,258)
U.S. Treasury Notes (5 Year)	358	03/28/24	38,941	(810,886)
				(1,780,811)
				$ (611,049)

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series S Portfolio
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	367,275	CAD	491,000	Deutsche Bank AG	03/20/24	$ (3,687)
USD	6,338,092	EUR	5,776,000	UBS AG	03/20/24	(59,178)
						$(62,865)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	6,500	$ (128,248)	$ (100,630)	$ (27,618)
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.23%	Annual	1-day TONA, (0.04)%	Annual	11/24/25	JPY	1,454,258	$ (12,464)	$ —	$ (12,464)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 135,906,125	$ 351,312	$ 136,257,437
Corporate Bonds	—	107,034,335	—	107,034,335
Foreign Agency Obligations	—	1,649,784	—	1,649,784
Foreign Government Obligations	—	961,190	—	961,190
Non-Agency Mortgage-Backed Securities	—	40,285,701	—	40,285,701

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series S Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities	$ —	$ 566,263	$ —	$ 566,263
U.S. Government Sponsored Agency Securities	—	62,162,627	—	62,162,627
U.S. Treasury Obligations	—	19,272,334	—	19,272,334
Short-Term Securities
Commercial Paper	—	2,633,863	—	2,633,863
Money Market Funds	6,080,787	—	—	6,080,787
U.S. Treasury Obligations	—	17,849,142	—	17,849,142
	$ 6,080,787	$ 388,321,364	$ 351,312	$ 394,753,463
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 1,169,762	$ —	$ —	$ 1,169,762
Liabilities
Credit Contracts	—	(27,618)	—	(27,618)
Foreign Currency Exchange Contracts	—	(62,865)	—	(62,865)
Interest Rate Contracts	(1,780,811)	(12,464)	—	(1,793,275)
	$ (611,049)	$ (102,947)	$ —	$ (713,996)
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TONA	Tokyo Overnight Average Rate